Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com



May 5, 2010


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Analytic Short-Term Income Fund, USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund (the "Funds") that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 123, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-10-000173 on April 30, 2010.

Please do not hesitate to contact me at 215.963.5037 should you have any questions.

Very truly yours,

/s/ Timothy W. Levin
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Timothy W. Levin